Putnam VT Mortgage Securities Fund
The fund's portfolio
9/30/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (216.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (52.2%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$12,774	$13,454
6.00%, with due dates from 4/15/28 to 11/20/38	31,709	33,115
5.50%, TBA, 10/1/54	1,000,000	1,009,786
5.50%, 4/20/38	44,465	46,344
5.00%, TBA, 10/1/54	8,000,000	8,014,059
4.50%, TBA, 10/1/54	1,000,000	987,520
4.50%, with due dates from 5/20/48 to 5/20/48	60,417	60,180
4.00%, TBA, 10/1/54	1,000,000	966,923
3.50%, TBA, 10/1/54	1,000,000	939,605
3.00%, TBA, 10/1/54	1,000,000	912,030
2.50%, TBA, 10/1/54	2,000,000	1,762,892
2.00%, TBA, 10/1/54	2,000,000	1,696,092

		16,442,000
U.S. Government Agency Mortgage Obligations (164.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	5,021	5,197
7.00%, with due dates from 11/1/26 to 4/1/32	26,190	27,194
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	2,294	2,353
7.00%, with due dates from 12/1/28 to 12/1/35	104,915	108,966
6.50%, 9/1/36	5,579	5,835
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/54	7,000,000	7,155,296
5.50%, TBA, 10/1/54	9,000,000	9,105,622
5.00%, TBA, 10/1/54	14,000,000	13,992,891
4.50%, TBA, 10/1/54	2,000,000	1,966,367
4.00%, TBA, 10/1/54	2,000,000	1,920,879
3.50%, TBA, 10/1/54	3,000,000	2,793,971
3.00%, TBA, 10/1/54	2,000,000	1,795,310
2.50%, TBA, 10/1/54	6,000,000	5,179,925
2.50%, TBA, 10/1/39	1,000,000	937,576
2.00%, TBA, 10/1/54	6,000,000	4,961,243
2.00%, TBA, 10/1/39	1,000,000	915,066
1.50%, TBA, 10/1/39	1,000,000	892,722

		51,766,413

Total U.S. government and agency mortgage obligations (cost $68,286,013)		$68,208,413

MORTGAGE-BACKED SECURITIES (80.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (31.7%)
Federal Home Loan Mortgage Corporation
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 6.43%, 10/25/53	$87,485	$88,169
REMICs Ser. 5125, Class IL, IO, 4.50%, 11/15/47	1,053,223	231,392
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	29,598	832
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	649,420	127,776
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	272,586	53,982
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 3.837%, 4/15/37	8,741	10,387
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	509,209	97,787
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	175,435	18,694
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	19,004	525
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 3.49%, 3/15/35	59,464	64,837
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	997,458	190,067
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.705%, 8/25/50	569,055	84,285
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.655%, 9/25/49	403,403	46,226
REMICs Ser. 3391, PO, zero %, 4/15/37	2,270	1,969
Federal National Mortgage Association
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	244,503	39,731
Trust FRB Ser. 03-W8, Class 3F2, (US 30 Day Average SOFR + 0.46%), 5.745%, 5/25/42	1,493	1,489
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	192,306	13,845
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	1,054,357	196,700
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	41,669	1,280
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 3.503%, 2/25/38	10,460	10,587
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	416,935	70,952
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	1,011,678	192,826
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	547,408	87,457
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	767,717	127,831
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	513,362	65,207
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	657,813	110,957
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	681,327	113,083
REMICS IFB Ser. 23-58, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.62%, 12/25/53	2,627,018	214,250
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 1.205%, 10/25/41	12,592	1,050
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.855%, 3/25/48	296,791	30,834
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	11,094	9,669
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	134,882	20,782
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	1,100,318	214,033
Ser. 22-125, Class CI, IO, 5.00%, 6/20/52	595,524	120,267
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	247,385	46,384
Ser. 14-76, IO, 5.00%, 5/20/44	137,606	27,943
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	97,409	10,941
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	44,569	9,551
Ser. 21-89, Class IL, IO, 4.50%, 5/20/51	612,935	138,584
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	148,720	25,628
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	413,554	66,209
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	202,259	34,911
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	1,145,598	222,081
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	172,137	32,180
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	549,507	98,353
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	207,459	14,084
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	695,002	90,678
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	1,282,971	191,706
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	1,416,090	256,367
Ser. 12-136, IO, 3.50%, 11/20/42	222,738	31,035
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	21,272	633
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	66,853	4,092
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	792,084	118,540
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	569,880	108,364
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	563,222	86,115
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	1,888,521	223,756
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	1,141,904	190,768
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	100,804	3,476
Ser. 16-H13, Class IK, IO, 2.685%, 6/20/66(WAC)	414,925	36,695
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	963,541	130,483
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	1,160,285	174,842
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	864,442	117,085
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	1,025,627	136,177
Ser. 20-123, Class NI, IO, 2.50%, 8/20/50	589,309	82,256
Ser. 16-H18, Class QI, IO, 2.454%, 6/20/66(WAC)	461,521	28,643
Ser. 16-H07, Class PI, IO, 2.262%, 3/20/66(WAC)	940,211	55,597
Ser. 16-H24, IO, 2.141%, 9/20/66(WAC)	509,320	34,765
FRB Ser. 16-H19, Class AI, IO, 2.083%, 9/20/66(WAC)	812,248	38,530
FRB Ser. 15-H16, Class XI, IO, 2.022%, 7/20/65(WAC)	314,247	17,890
Ser. 15-H20, Class CI, IO, 2.021%, 8/20/65(WAC)	656,312	34,777
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 2.011%, 5/20/53	184,616	201,858
Ser. 15-H14, Class AI, IO, 2.002%, 6/20/65(WAC)	735,072	32,294
Ser. 15-H23, Class TI, IO, 1.955%, 9/20/65(WAC)	487,421	16,068
Ser. 15-H13, Class AI, IO, 1.664%, 6/20/65(WAC)	473,384	22,579
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 1.655%, 2/20/53	3,220,247	213,083
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 1.625%, 12/20/43	108,961	14,925
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.605%, 1/20/54	3,181,364	225,061
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 1.605%, 11/20/53	2,411,020	163,161
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 1.555%, 1/20/53	2,597,904	171,450
Ser. 17-H08, Class GI, IO, 1.532%, 2/20/67(WAC)	450,349	40,018
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 1.525%, 4/20/38	1,429,804	206,166
Ser. 17-H04, Class BI, IO, 1.451%, 2/20/67(WAC)	405,309	17,759
Ser. 16-H06, Class DI, IO, 1.401%, 7/20/65	479,085	14,828
Ser. 17-H08, Class NI, IO, 1.391%, 3/20/67(WAC)	415,411	14,597
Ser. 16-H23, Class NI, IO, 1.364%, 10/20/66(WAC)	747,602	34,242
Ser. 17-H06, Class MI, IO, 1.248%, 2/20/67(WAC)	635,901	26,617
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 6/20/51	798,935	126,459
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.225%, 8/20/50	1,314,985	211,613
Ser. 17-H09, IO, 1.222%, 4/20/67(WAC)	434,950	13,679
Ser. 16-H24, Class JI, IO, 1.20%, 11/20/66(WAC)	266,597	14,912
Ser. 15-H22, Class AI, IO, 1.185%, 9/20/65(WAC)	705,463	37,372
Ser. 17-H10, Class MI, IO, 1.131%, 4/20/67(WAC)	484,521	14,265
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.125%, 6/20/43	509,435	56,724
Ser. 17-H03, Class KI, IO, 1.079%, 1/20/67(WAC)	696,032	50,274
IFB Ser. 19-56, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.075%, 5/20/49	365,864	47,236
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 1.055%, 1/20/54	3,860,952	204,050
IFB Ser. 23-19, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.975%, 11/20/49	1,969,213	248,933
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.975%, 10/20/49	580,281	85,769
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.975%, 9/20/49	593,723	77,027
Ser. 15-H10, Class HI, IO, 0.953%, 4/20/65(WAC)	798,424	36,545
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.939%, 9/16/43	492,093	53,536
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.925%, 10/20/49	235,989	31,490
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.925%, 5/20/44	413,094	47,058
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 0.905%, 1/20/53	1,261,330	77,531
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 0.815%, 4/20/53	3,938,013	237,788
Ser. 16-H24, Class BI, IO, 0.714%, 11/20/66(WAC)	1,515,452	60,342
Ser. 16-H27, Class GI, IO, 0.708%, 12/20/66(WAC)	784,234	45,286
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.655%, 11/20/53	4,198,320	194,723
IFB Ser. 23-101, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.655%, 7/20/53	4,393,010	247,115
IFB Ser. 23-82, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 0.655%, 6/20/53	3,429,411	138,894
Ser. 16-H10, Class AI, IO, 0.498%, 4/20/66(WAC)	550,051	13,345
Ser. 16-H03, Class AI, IO, 0.479%, 1/20/66(WAC)	608,506	23,417
Ser. 14-H21, Class AI, IO, 0.479%, 10/20/64(WAC)	650,512	25,878
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 0.305%, 3/20/53	2,849,673	100,095
IFB Ser. 23-43, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.255%, 3/20/53	3,551,672	122,860
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 0.255%, 12/20/52	4,684,505	337,328
Ser. 15-H04, Class AI, IO, 0.234%, 12/20/64(WAC)	438,836	14,768

		9,990,895
Commercial mortgage-backed securities (24.8%)
BANK
FRB Ser. 24-BNK48, Class XA, IO, 1.353%, 9/15/34(WAC)	780,000	69,975
FRB Ser. 20-BN26, Class XA, IO, 1.319%, 3/15/63(WAC)	994,009	49,577
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	59,000	42,246
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	111,000	51,267
FRB Ser. 19-C5, Class F, 2.702%, 11/15/52(WAC)	80,000	50,337
BBCMS Mortgage Trust FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	1,469,000	99,744
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.199%, 11/16/38 (Cayman Islands)	74,145	73,936
Benchmark Mortgage Trust
FRB Ser. 18-B1, Class C, 4.317%, 1/15/51(WAC)	59,000	49,270
FRB Ser. 24-V10, Class XA, IO, 1.306%, 10/15/29(WAC)	1,158,000	64,258
Ser. 19-B15, Class XA, IO, 0.924%, 12/15/72(WAC)	1,145,171	34,248
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.165%, 4/10/51(WAC)	129,000	73,656
Ser. 19-B11, Class D, 3.00%, 5/15/52	115,000	53,222
Ser. 18-B1, Class E, 3.00%, 1/15/51(WAC)	108,000	47,637
Ser. 19-B13, Class D, 2.50%, 8/15/57	105,000	57,546
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44(WAC)	138,000	72,289
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.688%, 2/10/50(WAC)	134,000	56,543
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	60,000	36,902
Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	109,000	100,543
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	140,000	49,087
Ser. 19-CD8, Class D, 3.00%, 8/15/57	84,000	46,546
Citigroup Commercial Mortgage Trust
FRB Ser. 15-GC27, Class C, 4.553%, 2/10/48(WAC)	116,000	111,111
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	68,000	64,394
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 15-GC27, Class D, 4.553%, 2/10/48(WAC)	70,000	64,552
Ser. 15-P1, Class D, 3.225%, 9/15/48	45,000	38,649
Ser. 15-GC27, Class E, 3.00%, 2/10/48	150,000	107,625
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.113%, 11/10/46(WAC)	18,723	17,492
FRB Ser. 14-CR17, Class C, 4.941%, 5/10/47(WAC)	148,000	135,794
FRB Ser. 14-CR16, Class C, 4.867%, 4/10/47(WAC)	119,000	111,028
FRB Ser. 15-CR23, Class C, 4.408%, 5/10/48(WAC)	72,000	66,927
Ser. 14-CR17, Class B, 4.377%, 5/10/47	54,694	53,431
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	104,687	95,764
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	80,618	79,109
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	85,000	80,211
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	91,000	85,849
FRB Ser. 15-CR26, Class D, 3.612%, 10/10/48(WAC)	85,000	64,665
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.577%, 8/10/46(WAC)	101,000	86,777
FRB Ser. 14-CR17, Class D, 5.005%, 5/10/47(WAC)	144,000	114,951
FRB Ser. 15-LC19, Class E, 4.377%, 2/10/48(WAC)	115,000	88,648
Ser. 12-CR4, Class B, 3.703%, 10/15/45	123,000	88,109
Ser. 17-COR2, Class D, 3.00%, 9/10/50	113,000	92,971
FRB Ser. 18-COR3, Class D, 2.966%, 5/10/51(WAC)	40,000	13,933
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.492%, 8/15/48(WAC)	56,000	46,027
FRB Ser. 15-C1, Class C, 4.355%, 4/15/50(WAC)	124,000	110,449
FRB Ser. 15-C2, Class C, 4.311%, 6/15/57(WAC)	69,000	59,873
FRB Ser. 15-C2, Class D, 4.311%, 6/15/57(WAC)	75,000	55,319
Ser. 15-C1, Class B, 4.044%, 4/15/50(WAC)	88,000	83,498
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	138,000	64,954
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.533%, 8/10/44(WAC)	116,749	105,772
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 9.03%, 1/25/51	85,000	86,574
Federal Home Loan Mortgage Corporation 144A
Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.28%, 11/25/51	148,000	150,496
Multifamily Structired Credit Risk FRB Ser. 21-MN1, Class M1, 7.28%, 1/25/51	57,235	57,066
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63(WAC)	1,255,267	62,978
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46(WAC)	137,000	124,700
GS Mortgage Securities Trust Ser. 14-GC22, Class AS, 4.113%, 6/10/47	170,000	152,728
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.594%, 9/10/47(WAC)	157,000	71,532
FRB Ser. 13-GC13, Class D, 3.997%, 7/10/46(WAC)	105,000	65,681
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	61,000	24,626
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.649%, 9/15/47(WAC)	73,000	64,931
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 4.173%, 8/15/46(WAC)	155,000	113,995
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.916%, 6/15/51(WAC)	53,000	46,586
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	46,000	30,272
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.476%, 6/15/49(WAC)	157,000	69,706
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.518%, 4/15/46(WAC)	62,000	26,383
FRB Ser. 13-C10, Class C, 4.21%, 12/15/47(WAC)	65,461	60,903
Ser. 13-LC11, Class B, 3.499%, 4/15/46	49,000	41,495
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 11-C3, Class D, 5.709%, 2/15/46(WAC)	145,000	110,564
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	60,000	58,053
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C12, Class C, 4.964%, 10/15/46(WAC)	50,903	47,060
FRB Ser. 15-C25, Class C, 4.668%, 10/15/48(WAC)	122,000	113,112
FRB Ser. 15-C24, Class C, 4.465%, 5/15/48(WAC)	104,000	97,550
FRB Ser. 14-C16, Class B, 4.442%, 6/15/47(WAC)	41,869	40,072
FRB Ser. 15-C22, Class C, 4.337%, 4/15/48(WAC)	98,000	86,339
FRB Ser. 17-C34, Class C, 4.31%, 11/15/52(WAC)	60,000	49,773
FRB Ser. 13-C10, Class B, 4.115%, 7/15/46(WAC)	74,672	68,045
Ser. 14-C19, Class C, 4.00%, 12/15/47	69,000	65,845
FRB Ser. 13-C9, Class C, 3.848%, 5/15/46(WAC)	58,000	51,665
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	84,976	78,976
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.795%, 8/15/45(WAC)	63,000	58,213
FRB Ser. 12-C6, Class E, 4.504%, 11/15/45(WAC)	124,000	37,111
FRB Ser. 15-C24, Class E, 4.465%, 5/15/48(WAC)	104,000	91,170
FRB Ser. 15-C23, Class D, 4.275%, 7/15/50(WAC)	69,000	65,138
FRB Ser. 13-C10, Class F, 4.115%, 7/15/46(WAC)	141,000	9,478
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 5.011%, 7/15/51(WAC)	125,000	115,749
FRB Ser. 15-MS1, Class C, 4.157%, 5/15/48(WAC)	94,000	83,538
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.107%, 7/15/49(WAC)	45,608	44,625
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 8.645%, 10/25/49	251,706	253,551
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.322%, 6/25/37	35,138	35,292
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 7.719%, 5/19/38 (Bermuda)	58,466	58,630
UBS Commercial Mortgage Trust
FRB Ser. 18-C13, Class C, 5.129%, 10/15/51(WAC)	54,000	49,497
FRB Ser. 18-C11, Class C, 5.044%, 6/15/51(WAC)	117,000	100,417
FRB Ser. 17-C3, Class C, 4.529%, 8/15/50(WAC)	156,000	140,030
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	74,969	70,655
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	136,000	75,455
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.141%, 1/15/59(WAC)	51,000	40,692
FRB Ser. 18-C46, Class C, 5.13%, 8/15/51(WAC)	51,000	46,180
FRB Ser. 15-SG1, Class B, 4.593%, 9/15/48(WAC)	72,000	66,896
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48(WAC)	99,000	89,042
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	23,000	21,251
FRB Ser. 13-LC12, Class B, 4.082%, 7/15/46(WAC)	104,912	96,993
Ser. 15-C31, Class D, 3.852%, 11/15/48	104,000	88,516
Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	65,000	42,695
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.746%, 11/15/48(WAC)	118,000	83,672
FRB Ser. 15-C30, Class D, 4.638%, 9/15/58(WAC)	98,000	87,524
Ser. 17-RB1, Class D, 3.401%, 3/15/50	82,000	49,552
Ser. 16-C33, Class D, 3.123%, 3/15/59	122,000	102,596
Ser. 20-C55, Class D, 2.50%, 2/15/53	100,000	61,989
WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C10, Class C, 4.457%, 12/15/45(WAC)	57,000	46,983
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	118,000	109,666

		7,807,213
Residential mortgage-backed securities (non-agency) (24.0%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	212,799	218,898
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	125,686	128,538
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	125,555	127,245
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	119,051	119,844
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.159%, 5/25/47	366,132	209,537
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	131,290	127,703
BRAVO Residential Funding Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	138,986	141,328
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 5.449%, 6/25/36	313,983	303,247
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.149%, 11/25/47	118,206	103,229
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	173,545	177,747
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 5.255%, 2/20/47	148,148	118,410
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 5.149%, 6/25/47	184,351	177,086
Cross Mortgage Trust 144A Ser. 24-H1, Class A1, stepped-coupon 6.085% (7.085%, 1/1/28), 12/25/68(STP)	244,026	246,842
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.195%, 3/25/28	246,160	254,788
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (US 30 Day Average SOFR + 5.11%), 10.395%, 12/25/28	104,275	110,118
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	47,174	46,033
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.645%, 2/25/49	222,000	278,786
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.78%, 10/25/50	56,000	77,275
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.395%, 10/25/48	413,000	527,012
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.145%, 1/25/49	32,000	39,929
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.895%, 3/25/49	114,000	135,786
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.395%, 8/25/50	65,000	88,320
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.395%, 7/25/50	64,000	86,635
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 15.03%, 4/25/42	50,000	56,873
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.745%, 1/25/48	200,000	238,478
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.145%, 9/25/48	431,000	503,543
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.08%, 10/25/50	205,000	234,111
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	66,786
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	138,000	135,186
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	70,000	67,511
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.145%, 10/25/28	154,400	177,719
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.645%, 1/25/29	196,082	223,720
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.78%, 1/25/42	35,000	37,045
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.495%, 7/25/39	66,032	68,877
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.495%, 9/25/31	53,443	56,800
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.045%, 2/25/40	79,000	83,611
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.395%, 1/25/40	35,000	35,879
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.28%, 1/25/42	292,000	299,943
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 5.289%, 11/25/36	60,423	51,571
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 6.693%, 2/25/55	196,000	196,375
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 5.899%, 11/25/34	2,137	2,078
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 1.581%, 2/26/37	57,258	52,714
Morgan Stanley Residential Mortgage Loan Trust 144A
FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 6.693%, 9/25/54	134,000	134,256
Ser. 24-NQM2, Class A1, stepped-coupon 6.386% (7.386%, 5/1/28), 5/25/69(STP)	231,219	235,663
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.797%, 7/25/54	139,511	139,614
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	170,000	172,822
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.819%, 5/25/47	348,822	278,635
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.089%, 8/25/36	20,316	17,873
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	102,000	94,737
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 5.889%, 7/25/45	55,159	52,735

		7,559,491

Total mortgage-backed securities (cost $25,915,376)		$25,357,599

U.S. TREASURY OBLIGATIONS (0.3%)(a)
	Principal amount	Value
U.S. Treasury Bonds 4.500%, 05/15/38(i)	$93,000	$100,611

Total U.S. treasury obligations (cost $100,611)		$100,611

SHORT-TERM INVESTMENTS (16.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.04%(AFF)	Shares	4,304,805	$4,304,805
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%(P)	Shares	158,000	158,000
U.S. Treasury Bills 5.314%, 10/24/24(SEG)		$600,000	598,192

Total short-term investments (cost $5,060,823)			$5,060,997
TOTAL INVESTMENTS

Total investments (cost $99,362,823)			$98,727,620

FUTURES CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation (depreciation)
U.S. Treasury Note 2 yr (Short)	68	$14,160,469	$14,160,469	Dec-24	$(32,510)
U.S. Treasury Note Ultra 10 yr (Short)	103	12,184,578	12,184,578	Dec-24	492

Unrealized appreciation					492

Unrealized (depreciation)					(32,510)

Total					$(32,018)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.977)/US SOFR/May-44 (Written)	May-34/3.977	$1,943,700	$162,007	$(30,837)
3.977/US SOFR/May-44 (Written)	May-34/3.977	1,943,700	162,007	15,155
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	1,692,900	(97,426)	(8,903)
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	1,692,900	(97,426)	(4,168)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	1,304,300	(63,780)	20,834
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	1,304,300	(66,780)	(35,493)
(3.925)/US SOFR/Apr-37 (Written)	Apr-27/3.925	601,100	51,924	(12,817)
3.925/US SOFR/Apr-37 (Written)	Apr-27/3.925	601,100	51,924	13,217
3.685/US SOFR/May-59 (Purchased)	May-29/3.685	534,600	(71,690)	25,570
(3.685)/US SOFR/May-59 (Purchased)	May-29/3.685	534,600	(71,690)	(15,243)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00	3,929,100	(260,499)	25,421
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	2,252,500	(142,776)	(29,710)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	2,252,500	(561,567)	62,527
Citibank, N.A.
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45	2,319,100	(102,968)	20,151
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95	2,319,100	(107,954)	(32,024)
Deutsche Bank AG
(2.98)/US SOFR/Mar-35 (Written)	Mar-30/2.98	1,137,900	233,759	16,397
2.98/US SOFR/Mar-35 (Written)	Mar-30/2.98	1,137,900	233,759	(2,982)
JPMorgan Chase Bank N.A.
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925	691,100	58,052	(8,998)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925	691,100	58,052	13,062
Mizuho Capital Markets LLC
3.55/US SOFR/Dec-29 (Written)	Dec-24/3.55	1,069,200	3,528	(382)
(3.05)/US SOFR/Dec-29 (Purchased)	Dec-24/3.05	1,069,200	(12,830)	1,258

Unrealized appreciation				213,592

Unrealized (depreciation)				(181,557)

Total				$32,035

TBA SALE COMMITMENTS OUTSTANDING at 9/30/24 (proceeds receivable $15,106,250) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.00%, 10/1/54	$3,000,000	10/21/24	$3,005,272
Uniform Mortgage-Backed Securities, 6.50%, 10/1/54	1,000,000	10/15/24	1,031,049
Uniform Mortgage-Backed Securities, 5.50%, 10/1/54	3,000,000	10/15/24	3,035,207
Uniform Mortgage-Backed Securities, 5.00%, 10/1/54	8,000,000	10/15/24	7,995,938

Total			$15,067,466

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$246,300	$9,072	(E)	$(4)	3/18/36	3.757% — Annually	US SOFR — Annually	$(9,076)
		261,600	11,344	(E)	(9)	2/20/59	3.485% — Annually	US SOFR — Annually	(11,353)
		4,075,500	45,332		(15)	3/18/26	US SOFR — Annually	4.413% — Annually	25,654
		149,400	8,161	(E)	(2)	4/17/35	3.919% — Annually	US SOFR — Annually	(8,163)
		615,800	35,131	(E)	(9)	4/17/35	3.948% — Annually	US SOFR — Annually	(35,139)
		57,600	2,181	(E)	(1)	3/31/38	US SOFR — Annually	3.93% — Annually	2,180
		72,600	2,767	(E)	(2)	12/18/58	3.455% — Annually	US SOFR — Annually	(2,770)
		6,371,000	131,924		94,400	9/18/26	4.55% — Annually	US SOFR — Annually	(38,534)
		1,765,000	88,529		(33,976)	9/18/29	US SOFR — Annually	4.35% — Annually	54,705
		573,100	40,545		39,564	9/18/34	4.15% — Annually	US SOFR — Annually	(990)
		40,000	4,859		(4,904)	9/18/54	US SOFR — Annually	3.95% — Annually	(47)
		45,206,000	470,640	(E)	577,209	12/18/26	3.80% — Annually	US SOFR — Annually	106,570
		1,987,000	38,099	(E)	(51,991)	12/18/29	US SOFR — Annually	3.60% — Annually	(13,893)
		1,753,000	17,143	(E)	(32,173)	12/18/34	US SOFR — Annually	3.40% — Annually	(15,032)
		1,180,000	18,661	(E)	(9,360)	12/18/54	US SOFR — Annually	3.20% — Annually	(28,021)
		1,542,000	17,526	(E)	19,675	12/18/26	3.85% — Annually	US SOFR — Annually	2,149
		1,475,000	31,648	(E)	(33,302)	12/18/29	US SOFR — Annually	3.65% — Annually	(1,655)
		436,000	6,104	(E)	9,473	12/18/34	3.45% — Annually	US SOFR — Annually	8,013

	Total				$574,573				$34,598
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	B+/P	$402	$1,000	$283	11/18/54	500 bp — Monthly	$120
	CMBX NA BB.13 Index	B+/P	91,070	213,000	72,228	12/16/72	500 bp — Monthly	19,019
	CMBX NA BB.6 Index	CCC-/P	16,692	49,406	12,954	5/11/63	500 bp — Monthly	3,779
	CMBX NA BBB-.11 Index	BB+/P	3,150	15,000	1,844	11/18/54	300 bp — Monthly	1,314
	CMBX NA BBB-.13 Index	BB+/P	5,726	20,000	4,532	12/16/72	300 bp — Monthly	1,204
	CMBX NA BBB-.16 Index	BBB-/P	3,182	14,000	2,187	4/17/65	300 bp — Monthly	1,003
	Goldman Sachs International
	CMBX NA BB.6 Index	CCC-/P	3,298	9,778	2,564	5/11/63	500 bp — Monthly	743
	CMBX NA BBB-.16 Index	BBB-/P	1,848	9,000	1,406	4/17/65	300 bp — Monthly	447
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	81	1,000	82	12/16/72	200 bp — Monthly	(1)
	CMBX NA BB.10 Index	CCC+/P	2,006	25,000	10,055	5/11/63	500 bp — Monthly	(8,028)
	CMBX NA BBB-.8 Index	B/P	6,549	38,074	4,653	10/17/57	300 bp — Monthly	1,916
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	11,581	87,000	7,099	12/16/72	200 bp — Monthly	4,511
	CMBX NA A.13 Index	A-/P	11,339	87,000	7,099	12/16/72	200 bp — Monthly	4,269
	CMBX NA A.15 Index	A-/P	65	4,000	270	11/18/64	200 bp — Monthly	(204)
	CMBX NA BB.6 Index	CCC-/P	335	1,544	405	5/11/63	500 bp — Monthly	(68)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	23,002	51,000	17,294	12/16/72	500 bp — Monthly	5,750
	CMBX NA BB.6 Index	CCC-/P	25,456	73,594	19,296	5/11/63	500 bp — Monthly	6,221
	CMBX NA BBB-.16 Index	BBB-/P	1,591	7,000	1,093	4/17/65	300 bp — Monthly	501

Upfront premium received			207,373		Unrealized appreciation			50,797

Upfront premium (paid)			—		Unrealized (depreciation)			(8,301)

	Total		$207,373				Total	$42,496
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2024. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(32,485)	$70,000	$28,154	11/17/59	(500 bp) — Monthly	$(4,389)
	CMBX NA BB.10 Index	(9,672)	24,000	9,653	11/17/59	(500 bp) — Monthly	(39)
	CMBX NA BB.10 Index	(9,672)	24,000	9,653	11/17/59	(500 bp) — Monthly	(39)
	CMBX NA BB.10 Index	(5,239)	13,000	5,229	11/17/59	(500 bp) — Monthly	(21)
	CMBX NA BB.8 Index	(15,155)	32,892	12,262	10/17/57	(500 bp) — Monthly	(2,920)
	CMBX NA BBB-.10 Index	(13,826)	46,000	7,963	11/17/59	(300 bp) — Monthly	(5,886)
	CMBX NA BBB-.12 Index	(80,881)	285,000	55,518	8/17/61	(300 bp) — Monthly	(25,505)
	CMBX NA BBB-.8 Index	(16,227)	76,147	9,305	10/17/57	(300 bp) — Monthly	(6,960)
	Goldman Sachs International
	CMBX NA BB.8 Index	(5,308)	12,217	4,555	10/17/57	(500 bp) — Monthly	(764)
	JPMorgan Securities LLC
	CMBX NA A.15 Index	(364)	4,000	270	11/18/64	(200 bp) — Monthly	(96)
	CMBX NA BB.11 Index	(5,148)	5,146	1,349	5/11/63	(500 bp) — Monthly	(3,803)
	CMBX NA BB.11 Index	(545)	1,000	283	11/18/54	(500 bp) — Monthly	(263)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(2,635)	5,639	2,102	10/17/57	(500 bp) — Monthly	(538)
	CMBX NA BBB-.10 Index	(70,816)	219,000	37,909	11/17/59	(300 bp) — Monthly	(33,017)
	CMBX NA BBB-.11 Index	(3,659)	15,000	1,844	11/18/54	(300 bp) — Monthly	(1,823)
	CMBX NA BBB-.13 Index	(6,362)	20,000	4,532	12/16/72	(300 bp) — Monthly	(1,840)
	CMBX NA BBB-.8 Index	(25,524)	112,408	13,736	10/17/57	(300 bp) — Monthly	(12,007)

Upfront premium received		—		Unrealized appreciation			—

Upfront premium (paid)		(303,518)			Unrealized (depreciation)		(99,910)

	Total	$(303,518)				Total	$(99,910)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,487,015.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$2,743,853	$19,766,158	$18,205,206	$232,670	$4,304,805

	Total Short-term investments	$2,743,853	$19,766,158	$18,205,206	$232,670	$4,304,805
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $375,794.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $817,619 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $72,224 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$25,357,599	$—
U.S. government and agency mortgage obligations	—	68,208,413	—
U.S. treasury obligations	—	100,611	—
Short-term investments	158,000	4,902,997	—

Totals by level	$158,000	$98,569,620	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(32,018)	$—	$—
Forward premium swap option contracts	—	32,035	—
TBA sale commitments	—	(15,067,466)	—
Interest rate swap contracts	—	(539,975)	—
Credit default contracts	—	38,731	—

Totals by level	$(32,018)	$(15,536,675)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$26,700,000
Written swap option contracts (contract amount)	$12,500,000
Futures contracts (number of contracts)	200
Centrally cleared interest rate swap contracts (notional)	$56,600,000
OTC credit default contracts (notional)	$2,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com